ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES OF THE COMPANY

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power Holding Co., Limited	BVI	October 9, 2024	100%	Investment holding
Elong Power (Hong Kong) Holding Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 29, 2024	100%	Investment holding
Elong Power (Beijing) Co., Ltd. (“Elong Beijing”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D